Shareholders' (deficit) / equity - Movements of the shares issued (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Shareholders' Equity
Number of shares outstanding, beginning balance	394,233,886	285,657,980
Outstanding as adjusted, ending balance	403,869,798	293,068,202
Issued shares for share-based payments exercised	10,585,912	8,392,206
Warrants exercised		10
ELOC commitment shares		262,697
Conversion of Class B Shares	350,000
Cancellation of issued shares	(530,000)
Treasury shares	(770,000)	(375,000)
Treasury shares (due to consolidation)		(879,691)
Number of shares outstanding, ending balance	404,639,798	294,312,893
Outstanding as adjusted, beginning balance
Class A shares
Shareholders' Equity
Number of shares outstanding, beginning balance	369,820,821	261,244,915
Outstanding as adjusted, ending balance	380,756,733	268,645,137
Issued shares for share-based payments exercised	10,585,912	8,392,206
Warrants exercised		10
ELOC commitment shares		262,697
Conversion of Class B Shares	350,000
Treasury shares		(375,000)
Treasury shares (due to consolidation)		(879,691)
Number of shares outstanding, ending balance	380,756,733	269,899,828
Outstanding as adjusted, beginning balance
Class B shares
Shareholders' Equity
Number of shares outstanding, beginning balance	23,888,065	24,413,065
Outstanding as adjusted, ending balance	23,113,065	24,413,065
Conversion of Class B Shares	(350,000)
Cancellation of issued shares	(425,000)
Number of shares outstanding, ending balance	23,113,065	24,413,065
Outstanding as adjusted, beginning balance
Class C shares
Shareholders' Equity
Number of shares outstanding, beginning balance	525,000
Conversion of Class B Shares	350,000
Cancellation of issued shares	(105,000)
Treasury shares	(770,000)
Number of shares outstanding, ending balance	770,000